Finance income and expenses - Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments [Abstract]
Interest on acquisition related consideration	$ 20	$ 39	$ 36	$ 55
Interest on lease obligations	53	69	112	144
Interest income	(2,479)	(443)	(4,721)	(553)
Bank fees and other	0	2	0	2
Net finance expense	$ (2,406)	$ (333)	$ (4,573)	$ (352)